Disclosures About Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	$ 332,716	$ 312,585
State and municipal securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	36,212	51,875
Fair Value Measurements Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	332,716	312,585
Mortgage loans held for sale	5,106	14,788
Other assets	29,475	28,616
Total	367,297	355,989
Fair Value Measurements Recurring [Member] | Mortgage-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	197,926	164,365
Fair Value Measurements Recurring [Member] | Asset-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	25,598	36,857
Fair Value Measurements Recurring [Member] | State and municipal securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	36,212	51,875
Fair Value Measurements Recurring [Member] | Quoted Market Prices in an Active Market (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Mortgage loans held for sale	0	0
Other assets	0	0
Total	0	0
Fair Value Measurements Recurring [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | Mortgage-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | Asset-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | State and municipal securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	332,716	312,585
Mortgage loans held for sale	5,106	14,788
Other assets	0	0
Total	337,822	327,373
Fair Value Measurements Recurring [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | Mortgage-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	197,926	164,365
Fair Value Measurements Recurring [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | Asset-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	25,598	36,857
Fair Value Measurements Recurring [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | State and municipal securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	36,212	51,875
Fair Value Measurements Recurring [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Mortgage loans held for sale	0	0
Other assets	29,475	28,616
Total	29,475	28,616
Fair Value Measurements Recurring [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | Mortgage-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | Asset-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | State and municipal securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	72,980	59,488
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises [Member] | Quoted Market Prices in an Active Market (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises [Member] | Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	72,980	59,488
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	$ 0	$ 0